Defined Contribution Plan - Total Expense Recorded for Matching under Defined Contribution Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Compensation And Retirement Disclosure [Abstract]
Total expenses for matching under defined contribution plans	$ 1,128	$ 723	$ 303